Litigation and Arbitration Proceedings (Details) - Plavix Attorney General action in Hawaii - Action for which we are defendant $ in Millions	1 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global penalty fee incurred by defendants, amount vacated	$ 834
Penalty fee incurred by defendants, interests, amount vacated	$ 200